Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,416,231
Previously Paid Amount	(0)
Total Fee Amount	886.09
Total Offset Amount	(0)
Net Fee	$ 886.09